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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2010

             Check here if Amendment [_]: Amendment Number:
                                                            ----------
             This Amendment (Check only one): [_] is a restatement.
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD  20815-6789

Form 13F File Number:  28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Richard Pender
Title:   Managing Director - Global Equities
Phone:   (301) 215-8697

Signature, Place, and Date of Signing:

/s/ Richard Pender      Chevy Chase, Maryland         5/6/10
------------------      ---------------------       -----------
[Signature]                 [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None
Form 13F Information Table Entry Total:         36
Form 13F Information Table Value Total:      485,206
                                           (thousands)

List of Other Included Managers:

         None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING AUTHORITY
                                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ------------------
            NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                    COMMON         002824100     6,585    125,000  SH  N/A    SOLE       N/A     X    N/A    N/A
ADOBE SYSTEMS INC                      COMMON         00724F101     6,925    195,800  SH  N/A    SOLE       N/A     X    N/A    N/A
ANADARKO PETROLEUM CORP                COMMON         032511107     5,462     75,000  SH  N/A    SOLE       N/A     X    N/A    N/A
CATERPILLAR INC                        COMMON         149123101     6,285    100,000  SH  N/A    SOLE       N/A     X    N/A    N/A
CISCO SYSTEMS INC                      COMMON         17275R102    11,714    450,000  SH  N/A    SOLE       N/A     X    N/A    N/A
COCA-COLA CO                           COMMON         191216100     9,625    175,000  SH  N/A    SOLE       N/A     X    N/A    N/A
COSTCO WHOLESALE CORP                  COMMON         22160K105     7,464    125,000  SH  N/A    SOLE       N/A     X    N/A    N/A
CTRIP.COM INTERNATIONAL, LTD           COMMON         22943F100     6,272    160,000  SH  N/A    SOLE       N/A     X    N/A    N/A
CVS CAREMARK CORP                      COMMON         126650100     5,484    150,000  SH  N/A    SOLE       N/A     X    N/A    N/A
DEERE & COMPANY                        COMMON         244199105     5,946    100,000  SH  N/A    SOLE       N/A     X    N/A    N/A
DISNEY WALT CO                         COM DISNEY     254687106     2,618     75,000  SH  N/A    SOLE       N/A     X    N/A    N/A
FOREST OIL CORP                        COM PAR $0.01  346091705     1,937     75,000  SH  N/A    SOLE       N/A     X    N/A    N/A
ISHARES TRUST INDEX                    MSCI EAFE IDX  464287465       280      5,000  SH  N/A    SOLE       N/A     X    N/A    N/A
ISHARES TRUST INDEX                    MSCI EMERG MKT 464287234    80,034  1,900,000  SH  N/A    SOLE       N/A     X    N/A    N/A
JOHNSON & JOHNSON                      COMMON         478160104    11,410    175,000  SH  N/A    SOLE       N/A     X    N/A    N/A
LAM RESEARCH CORPORATION               COMMON         512807108       933     25,000  SH  N/A    SOLE       N/A     X    N/A    N/A
MARKET VECTORS ETF TRUST               RUSSIA ETF     57060U506    25,522    743,000  SH  N/A    SOLE       N/A     X    N/A    N/A
MCDONALD'S CORPORATION                 COMMON         580135101     8,340    125,000  SH  N/A    SOLE       N/A     X    N/A    N/A
MICROSOFT CORP                         COMMON         594918104    10,983    375,000  SH  N/A    SOLE       N/A     X    N/A    N/A
MONSANTO CO NEW COM                    COMMON         61166W101     6,428     90,000  SH  N/A    SOLE       N/A     X    N/A    N/A
ORACLE CORPORATION                     COMMON         68389X105     9,641    375,000  SH  N/A    SOLE       N/A     X    N/A    N/A
PIONEER NATURAL RESOURCES CO           COMMON         723787107     5,632    100,000  SH  N/A    SOLE       N/A     X    N/A    N/A
PRECISION CASTPARTS CORP               COMMON         740189105     6,336     50,000  SH  N/A    SOLE       N/A     X    N/A    N/A
QUALCOMM INC                           COMMON         747525103     3,147     75,000  SH  N/A    SOLE       N/A     X    N/A    N/A
ROCKWELL AUTOMATION, INC               COMMON         773903109     5,636    100,000  SH  N/A    SOLE       N/A     X    N/A    N/A
SCHLUMBERGER LTD                       COMMON         806857108     6,346    100,000  SH  N/A    SOLE       N/A     X    N/A    N/A
SCRIPPS NETWORK INTERACTIVE            CL A COM       811065101     6,653    150,000  SH  N/A    SOLE       N/A     X    N/A    N/A
SHERWIN-WILLIAMS COMPANY               COMMON         824348106     5,753     85,000  SH  N/A    SOLE       N/A     X    N/A    N/A
SPDR S&P 500 ETF TRUST                 UNIT SER 1 S&P 78462F103   163,215  1,395,000  SH  N/A    SOLE       N/A     X    N/A    N/A
TAIWAN SEMICONDUCTOR MANUFACTURING CO  SPONSORED ADR  874039100     5,770    550,000  SH  N/A    SOLE       N/A     X    N/A    N/A
TIME WARNER INC                        COMMON NEW     887317303     7,818    250,000  SH  N/A    SOLE       N/A     X    N/A    N/A
ALEXZA PHARMACEUTICALS INC             COMMON         015384100     3,998  1,489,147  SH  N/A    SOLE       N/A     X    N/A    N/A
LEXICON PHARMACEUTICALS INC            COMMON         528872104       925    620,816  SH  N/A    SOLE       N/A     X    N/A    N/A
PATRIOT COAL CORP                      COMMON         70336T104    32,648  1,595,715  SH  N/A    SOLE       N/A     X    N/A    N/A
DYNAVAX TECHNOLOGIES CORP              COMMON         268158102     1,350  1,222,000  SH  N/A    SOLE       N/A     X    N/A    N/A
XENOPORT, INC                          COMMON         98411C100        93     10,000  SH  N/A    SOLE       N/A     X    N/A    N/A

                                                                  485,206